Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2025
CIK_0001843477_Spring Valley Acquisition Corp. II
Related Party Transactions
Schedule of assumptions were used for the determination of grant date fair value for the shares transferred to directors

Risk-free interest rate	0.30%
Expected term (in years)	3.96